Business Segments and Geographic Data (Tables) - Photomedex, Inc. [Member]	12 Months Ended
Dec. 31, 2016
Schedule of Results of Operations from Business Segments

The following tables reflect results of operations from the continuing operations of our business segments for the periods indicated below:

Year ended December 31, 2016

	CONSUMER	PHYSICIAN RECURRING	PROFESSIONAL	TOTAL
Revenues	$34,331	$3,302	$764	$38,397
Costs of revenues	5,862	1,847	377	8,086
Gross profit	28,469	1,455	387	30,311
Gross profit %	82.9%	44.1%	50.7%	78.9%

Allocated operating expenses:
Engineering and product development	1,045	204	-	1,249
Selling and marketing expenses	19,426	2,270	33	21,729

Impairment	3,518	-		3,518
Loss on sale of assets		2,574		2,574
Unallocated operating expense	-	-	-	13,233
	23,989	5,048	33	42,303
Income (loss) from continuing operations	4,480	(3,593)	354	(11,992)

Interest and other financing expense, net	-	-	-	(385)

Income (loss) from continuing operations before taxes	$4,480	$(3,593)	$354	$(12,377)

Year ended December 31, 2015

	CONSUMER	PHYSICIAN RECURRING	PROFESSIONAL	TOTAL
Revenues	$67,569	$5,918	$2,403	$75,890
Costs of revenues	14,733	2,271	1,421	18,425
Gross profit	52,836	3,647	982	57,465
Gross profit %	78.2%	61.6%	40.9%	75.7%

Allocated operating expenses:
Engineering and product development	1,192	105	16	1,313
Selling and marketing expenses	53,184	3,955	273	57,412

Impairment	15,654	5,827	-	21,481
Unallocated operating expenses	-	-	-	17,484
	70,030	9,887	289	97,690
Income (loss) from continuing operations	(17,194)	(6,240)	693	(40,225)

Interest and other financing expense, net	-	-	-	(1,402)

Net income (loss) before taxes	$(17,194)	$(6,240)	$693	$(41,627)

Schedule of Net Revenues by Geographic Area

For the years ended December 31, 2016 and 2015, net revenues by geographic area (determined by ship to locations) were as follows:

	Year Ended December 31,
	2016	2015
North America [1]	$22,007	$51,092
Asia Pacific [2]	3,837	3,988
Europe (including Israel)	12,522	20,544
South America	31	266
	$38,397	$75,890

[1] United States	$17,839	$45,105
[1] Canada	$1,698	$5,353
[2] Japan	$1,060	$387

For the years ended December 31, 2016 and 2015, long-lived assets by geographic area were as follows:

	Year Ended December 31,
	2016	2015
North America	$71	$169
Asia Pacific	17	41
Europe (including Israel)	900	1,096
	$988	$1,306